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Impax High Yield Bond Fund

Impax Funds Series Trust I

Supplement Dated August 21, 2024

to the Prospectus dated May 1, 2024

Effective October 28, 2024, Impax High Yield Bond Fund will impose a redemption fee of 2.00% on shares redeemed within 30 days of purchase, as described below.

Accordingly, the Prospectus is amended as follows:

Prospectus Page 85

The table entitled “Shareholder Fees (Fees Paid Directly From Your Investment)” will be replaced in its entirety by the table below:

Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Impax High Yield Bond Fund		Institutional Class	Investor Class	Class A
Maximum sales charge (load) imposed on purchases (as a % of offering price)		none	none	4.50%
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)		none	none	1.00%	[1]
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	[2]	2.00%	2.00%	2.00%
[1]	This charge applies to investors who purchase $1 million or more of Class A shares without an initial sales charge and redeem them within 18 months of purchase, with certain exceptions. See “Shareholder Guide—Sales Charges.”
[2]	The redemption fee may apply to shares that are redeemed or exchanged within 30 days of purchase (including through exchanges). Redemption fees are paid to and retained by the High Yield Bond Fund and are not sales charges (loads). See “Shareholder Guide – How to Sell Shares – Redemption Fee” below.

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Impax High Yield Bond Fund	Institutional Class	Investor Class	Class A
Management Fee	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	none	0.25%	0.25%
Other Expenses	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	0.68%	0.93%	0.93%